DISPOSAL OF ASSETS - Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, ₨ in Billions																	3 Months Ended		12 Months Ended
	Dec. 30, 2025 USD ($) GW	Dec. 23, 2025 USD ($) MW	Dec. 23, 2025 EUR (€)	Dec. 18, 2025 USD ($) MW	Dec. 18, 2025 EUR (€)	Nov. 14, 2025 USD ($) MW	Nov. 14, 2025 AUD ($)	Aug. 14, 2025 USD ($)	Aug. 06, 2025	Aug. 01, 2025 USD ($) MW	Aug. 01, 2025 AUD ($)	Jun. 04, 2025 USD ($) MW	Apr. 23, 2025 USD ($) MW	Apr. 23, 2025 INR (₨)	Mar. 25, 2025 USD ($) MW	Mar. 25, 2025 GBP (£)	Dec. 31, 2025 USD ($) GW	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) GW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 15, 2025 MW	Dec. 31, 2022 USD ($)
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs																		$ 9
Portion of ownership interest in joint venture sold																		6.00%
Reclassification adjustments for amounts recognized in net income (loss)																			$ 110	$ (105)	$ (108)
Equity-accounted investments																	$ 4,087		$ 4,087	$ 2,740	$ 2,546		$ 1,392
Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs																		$ 45
Gain (loss) on disposal								$ 217
Ownership Interest									50.00%
1020 MW China Distribution Generation Portfolio
Disclosure of detailed information about investment property [line items]
Distributed energy & storage | MW																						1,020
480MW Distribution Generation Asset
Disclosure of detailed information about investment property [line items]
Distributed energy & storage | MW																						480
540 MW Distribution Generation Asset
Disclosure of detailed information about investment property [line items]
Distributed energy & storage | MW																						540
1004 MW India Wind And Solar Assets Portfolio
Disclosure of detailed information about investment property [line items]
Wind and solar power capacity | MW													1,004
Proceeds, net of transaction costs													$ 52	₨ 4.6
Carrying value assets disposed													566
Carrying value of liabilities disposed													378
Transaction costs and taxes on disposals of investments													2
Accumulated revaluation surplus post-tax													33
1004 MW India Wind And Solar Assets Portfolio | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Gain (loss) on disposal													6
1004 MW India Wind And Solar Assets Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs													188	₨ 16.5
Transaction costs and taxes on disposals of investments													8
Accumulated revaluation surplus post-tax													117
1004 MW India Wind And Solar Assets Portfolio | Brookfield Renewable and Institutional Partners | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Gain (loss) on disposal													$ 20
2.2 GW Pumped Storage Facility
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs															$ 105	£ 80
Carrying value assets disposed															604
Carrying value of liabilities disposed															317
Gain (loss) on disposal															22
Accumulated revaluation surplus post-tax															$ 53
Portion of ownership interest in joint venture sold															25.00%	25.00%
Pumped storage power capacity | MW															2.2
2.2 GW Pumped Storage Facility | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Gain (loss) on disposal															$ 5
2.2 GW Pumped Storage Facility | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs															361	£ 280
Gain (loss) on disposal															73
Accumulated revaluation surplus post-tax															187
2.2 GW Pumped Storage Facility | Brookfield Renewable and Institutional Partners | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Gain (loss) on disposal															$ 16
845 MW United States Wind Assets Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs												$ 52
Carrying value assets disposed												2,000
Carrying value of liabilities disposed												1,200
Gain (loss) on disposal												$ 1
Portion of ownership interest in joint venture sold												25.00%
Utility-scale solar & storage | MW												845
845 MW United States Wind Assets Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs												$ 206
Gain (loss) on disposal												8
845 MW U.S. Wind Asset Portfolio
Disclosure of detailed information about investment property [line items]
Accumulated revaluation surplus post-tax												24
845 MW U.S. Wind Asset Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Accumulated revaluation surplus post-tax												$ 95
650 MW Wind, Solar and Battery
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs										$ 49	$ 76
Carrying value assets disposed										760
Carrying value of liabilities disposed										$ 227
Wind, solar and battery power capacity | MW										650
650 MW Wind, Solar and Battery | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Reclassification adjustments for amounts recognized in net income (loss)										$ 4
650 MW Wind, Solar and Battery | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs										533	$ 830
650 MW Wind, Solar and Battery | Brookfield Renewable and Institutional Partners | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Reclassification adjustments for amounts recognized in net income (loss)										$ 39
315 MW Australia Hydroelectric Asset Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs						$ 16	$ 24
Carrying value assets disposed						580
Carrying value of liabilities disposed						421
Gain (loss) on disposal						5
Accumulated revaluation surplus post-tax						$ 8
Utility-scale solar & storage | MW						315
315 MW Australia Hydroelectric Asset Portfolio | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Reclassification adjustments for amounts recognized in net income (loss)						$ 1
315 MW Australia Hydroelectric Asset Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs						172	$ 258
Gain (loss) on disposal						52
Accumulated revaluation surplus post-tax						86
315 MW Australia Hydroelectric Asset Portfolio | Brookfield Renewable and Institutional Partners | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Reclassification adjustments for amounts recognized in net income (loss)						$ 6
200 MW Multi-National Distributed Generation Development Business
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs				$ 14	€ 12
Carrying value assets disposed				67
Accumulated revaluation surplus post-tax				$ 3
Portion of ownership interest in joint venture sold				50.00%	50.00%
Utility-scale solar & storage | MW				200
200 MW Multi-National Distributed Generation Development Business | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs				$ 69	€ 59
Accumulated revaluation surplus post-tax				$ 17
700 MW France Wind And Solar Assets Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs		$ 24	€ 21
Carrying value assets disposed		1,300
Carrying value of liabilities disposed		983
Accumulated revaluation surplus post-tax		$ 5
Utility-scale solar & storage | MW		760
700 MW France Wind And Solar Assets Portfolio | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Reclassification adjustments for amounts recognized in net income (loss)		$ 2
700 MW France Wind And Solar Assets Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs		273	€ 234
Accumulated revaluation surplus post-tax		59
700 MW France Wind And Solar Assets Portfolio | Brookfield Renewable and Institutional Partners | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Reclassification adjustments for amounts recognized in net income (loss)		$ 27
1.5 GW Pumped Storage Facility
Disclosure of detailed information about investment property [line items]
Disposal group, percentage sold	100.00%																100.00%
Pumped storage power capacity | GW	1.5																1.5		1.5
2.3 GW Pumped Storage Facility
Disclosure of detailed information about investment property [line items]
Portion of ownership interest in joint venture sold	47.00%
Pumped storage power capacity | GW	2.3
Indian Renewables Platform
Disclosure of detailed information about investment property [line items]
Carrying value assets disposed								2,086
Carrying value of liabilities disposed								1,423
Accumulated revaluation surplus post-tax								$ 8
Portion of ownership interest in joint venture sold								6.00%
Ownership percentage prior to sale								48.00%
Indian Renewables Platform | Development Platform, India
Disclosure of detailed information about investment property [line items]
Equity-accounted investments								$ 470
Ownership Interest								42.00%
Indian Renewables Platform | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Reclassification adjustments for amounts recognized in net income (loss)								$ 8
Indian Renewables Platform | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Gain (loss) on disposal								217
Accumulated revaluation surplus post-tax								100
Investment								266
Indian Renewables Platform | Brookfield Renewable and Institutional Partners | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Reclassification adjustments for amounts recognized in net income (loss)								$ 88
U.S. Distributed Generation Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 537																		$ 1,400
Carrying value assets disposed	4,188																$ 4,188		4,188
Carrying value of liabilities disposed	2,561																$ 2,561		2,561
Gain (loss) on disposal	67																		67
Accumulated revaluation surplus post-tax	$ 104
U.S. Distributed Generation Portfolio | 2.3 GW Distributed Generation Development Platform
Disclosure of detailed information about investment property [line items]
Ownership Interest	53.00%
U.S. Distributed Generation Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 1,400
Gain (loss) on disposal	267																		$ 267
Accumulated revaluation surplus post-tax	$ 298